Segment information - Schedule of Operating Segments (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Non-current assets	SFr 697.1	SFr 509.2
Europe, Middle East and Africa
Disclosure of operating segments [line items]
Non-current assets	319.6	273.7
thereof Switzerland
Disclosure of operating segments [line items]
Non-current assets	184.5	194.1
Americas
Disclosure of operating segments [line items]
Non-current assets	292.4	196.6
thereof the United States
Disclosure of operating segments [line items]
Non-current assets	289.4	195.1
Asia-Pacific
Disclosure of operating segments [line items]
Non-current assets	SFr 85.0	SFr 38.9